Segment information - Non-current assets by location of subsidiary (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets	£ 28,871	£ 30,467	£ 28,865
UK
Disclosure of operating segments [line items]
Non-current assets	405	440	430
US & Puerto Rico
Disclosure of operating segments [line items]
Non-current assets	7,622	8,519	7,884
Rest of World
Disclosure of operating segments [line items]
Non-current assets	£ 20,844	£ 21,508	£ 20,551